Marketable securities	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable securities
Note 5: - Marketable securities

As of December 31, 2023, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$99,745	$302	$(805)	$99,242
Corporate bonds	377,991	985	(2,080)	376,896
Total	$477,736	$1,287	$(2,885)	$476,138

As of December 31, 2022, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$77,005	$2	$(2,559)	$74,448
Corporate bonds	364,904	7	(8,227)	356,684
Total	$441,909	$9	$(10,786)	$431,132

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2023:

	Amortized Cost	Fair Value
Due within one year	$149,188	$147,806
Due after one year through two years	328,548	328,332
Total	$477,736	$476,138